Note 13 - Non-controlling Interest in Subsidiary	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]

13. Non-controlling interest in subsidiary

In May 2026, the Company formed a partnership (the “Partnership”) with a group of investors represented by NRP Project Finance AS (“NRP Investors”) in relation to the ownership of the third 4,484 TEU vessel in the series of four 4,484 TEU vessels as per the shipbuilding contracts signed on June 28, 2024. The vessel, M/V Thrylos, is expected to be delivered in the first quarter of 2028. Under the terms of the transaction, the NRP Investors will acquire a 49% non-controlling interest in the respective vessel-owning company for total consideration of approximately $14.8 million, including certain transaction structuring costs, with the assumption that the vessel will be financed with at least 60% of debt, with the Company holding the remaining 51% controlling interest. During the six month period ended June 30, 2026, NRP investors contributed to the Company the amount of $5,625,249. Net loss attributable to the non-controlling interest for the six-month period ended June 30, 2026, was $608,115, which was in full allocated to and reduced the “Non-controlling interest” presented in the unaudited condensed consolidated balance sheet as of June 30, 2026.